Losses and Loss Expenses - Prior Year Development - Insurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	$ (289,889,000)	$ (315,894,000)	$ (284,867,000)
Insurance Segment [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Gross (favorable)adverse prior year loss development			23,100,000
Net (favorable) adverse prior year loss development	(102,039,000)	(140,066,000)	(76,516,000)
Insurance Segment [Member] | Property
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(46,387,000)	(46,735,000)	(8,922,000)
Insurance Segment [Member] | Property | 2011 and 2012 Accident Years
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(16,700,000)
Insurance Segment [Member] | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(21,983,000)	(61,133,000)	34,500,000
Insurance Segment [Member] | Casualty | Deepwater Horizon
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Gross (favorable)adverse prior year loss development			135,600,000
Net (favorable) adverse prior year loss development			33,400,000
Insurance Segment [Member] | Excess casualty | 2006 Accident Year
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(44,900,000)
Insurance Segment [Member] | Lloyd's middle market | 2010-2012 Accident Years
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	12,200,000
Insurance Segment [Member] | Professional Lines [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	75,045,000	(106,360,000)	(87,520,000)
Insurance Segment [Member] | Professional Lines [Member] | Clash losses
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development		(120,800,000)	(88,500,000)
Insurance Segment [Member] | Specialty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(140,740,000)	(61,755,000)	(71,285,000)
Insurance Segment [Member] | Aerospace
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(80,400,000)
Insurance Segment [Member] | Marine
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(20,600,000)
Insurance Segment [Member] | Specie
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(19,100,000)
Insurance Segment [Member] | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	32,026,000	135,917,000	56,711,000
Insurance Segment [Member] | Other | 2006 Accident Year
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	10,000,000
Insurance Segment [Member] | United States | Environmental lines | 2010 Accident Year
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	13,500,000
Insurance Segment [Member] | Bermuda | Specialty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	(17,300,000)
Insurance Segment [Member] | Bermuda | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net (favorable) adverse prior year loss development	$ 5,900,000